Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	THE GROWHUB LIMITED
Entity Central Index Key	0002024114
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	60 Paya Lebar Road
Entity Address, Address Line Two	#12-37 Paya Lebar Square
Entity Address, Country	SG
Entity Address, Postal Zip Code	409051
City Area Code	+65
Local Phone Number	6993 9430
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	COGENCY GLOBAL INC.
Entity Address, Address Line Two	122 East 42nd Street,
Entity Address, Address Line Three	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	+1-800
Local Phone Number	221-0102